Financial Instruments Risk Management - Equities by Issuer Country (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 188,050	$ 178,698
Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	12,250	9,974
Other invested assets | FVTPL
Disclosure of detailed information about financial instruments [line items]
Notional amount	12,179	9,900
Other invested assets | FVOCI
Disclosure of detailed information about financial instruments [line items]
Notional amount	71	74
Canada | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,649	3,821
Canada | Other invested assets | FVTPL
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,649	3,821
Canada | Other invested assets | FVOCI
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
United States | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,672	2,674
United States | Other invested assets | FVTPL
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,601	2,600
United States | Other invested assets | FVOCI
Disclosure of detailed information about financial instruments [line items]
Notional amount	71	74
Europe | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	812	373
Europe | Other invested assets | FVTPL
Disclosure of detailed information about financial instruments [line items]
Notional amount	812	373
Europe | Other invested assets | FVOCI
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Asia | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,091	3,079
Asia | Other invested assets | FVTPL
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,091	3,079
Asia | Other invested assets | FVOCI
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Other | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	26	27
Other | Other invested assets | FVTPL
Disclosure of detailed information about financial instruments [line items]
Notional amount	26	27
Other | Other invested assets | FVOCI
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 0	$ 0